Revenues (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Net Revenues Decrease Amount	67,916
Net Revenues Decrease Percentage	18.20%
Average Sales Price Reduction Percentage	4.90%
Sales Volume Reduction Percentage	14.00%
Net Revenues Decrease Due To Change In Average Sales Price	15,660
Net Revenues Decrease Due To Change In Sales Volume	52,256
Revenues From External Customers Percentage Of Total	100.00%	100.00%	100.00%
Sales Decrease Amount	3,154
Sales Decrease Percentage	3.40%
Sales in other countries principally Europe, Asia and North America [Member]
Revenue from External Customer [Line Items]
Revenues From External Customers Percentage Of Total	13.70%	18.90%